Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

11. Taxation

a) Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, the Company’s PRC subsidiaries, VIE and subsidiaries of VIE are subject to an income tax of 25%, except for Beijing Cheche and Baodafang, which Beijing Cheche was entitled a preferential tax rate of 15% from 2022 to 2024 and from 2025 to 2027 for its High and New Technology Enterprise (“HNTE”) status, and Baodafang was entitled a preferential tax rate of 15% from 2023 to 2025 for its HNTE status, subject to annual evaluation and a requirement that they re-apply for HNTE status every three years.

11. Taxation (Continued)

a) Income taxes (Continued)

The components of loss before income taxes are as follows (in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss before income tax expense
Loss from PRC operations	(149,818)	(45,582)	(9,700)
Loss from non-PRC operations	(10,135)	(15,945)	(8,495)
Total Loss before income tax expense	(159,953)	(61,527)	(18,195)

	For the years ended December 31,
	2023	2024
	RMB	RMB
Income tax benefit applicable to PRC operations
Deferred income tax benefit	525	525
Subtotal income tax benefit applicable to PRC operations	525	525
Non-PRC withholding tax expense	(162)	(234)
Total income tax benefit	363	291

For the year ended December 31,
2025
RMB
Current income tax expense
PRC	-
Non-PRC	(119)
Total current income tax expense	(119)
Deferred income tax benefit
PRC	525
Non-PRC	-
Total deferred income tax benefit	525

Total income tax benefit	406

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(159,953)	(61,527)
Tax benefit at EIT tax rate of 25%*	(39,989)	(15,382)
Effect of different tax rates applicable to different subsidiaries of the Group	18,589	6,579
Effect of changes in tax rates	8,158	-
Expired operating loss	14,966	31,294
Permanent differences	13,722	1,604
Changes in deferred tax assets valuation allowance	(15,809)	(24,386)
Income tax benefit	(363)	(291)

*	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC for the years ended December 31, 2023, 2024 and 2025.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows:

	For the year ended December 31,
	2025
	RMB	％
Loss before income tax	(18,195)	100.0%
PRC statutory income tax rate	25%	25%
Computed income tax benefit with PRC statutory income tax rate	(4,548)	25%
Domestic tax effects
Preferential tax rate	(1,123)	6.2%
Additional deduction of qualified R&D expenditures	(4,956)	27.2%
Non-deductible accrued share-based compensation	3,759	-20.7%
Non-deductible interest expenses	672	-3.7%
Non-deductible entertainment expense	458	-2.5%
Changes in valuation allowance	1,707	-9.4%
Expired operating loss	1,134	-6.2%
Other	240	-1.3%
Foreign tax effects
Hong Kong
-Statutory tax rate difference between Hong Kong and PRC	(257)	1.4%
Cayman
-Statutory tax rate difference between Cayman and PRC	2,508	-13.8%
Effective tax rate	(406)	2.2%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Significant Accounting Policies, cash paid for income taxes (excluding withholding tax), during the year ended December 31, 2025 was as follows:

For the year ended December 31,
2025
RMB
PRC	-
Non-PRC	-
Total	-

11. Taxation (Continued)

b) Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2024 and 2025:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Deferred tax assets：
Net accumulated losses carry forwards	98,161	103,182
Accrued payroll and other expenses	10,966	13,017
Advertising expenses in excess of deduction limit	6,386	812
Fair value changes of amounts due to related party	4,350	5,019
Accrued expenses	427	427
Deferred revenue	358	358
Others	2,390	1,930
Deferred tax assets	123,038	124,745
Less: valuation allowance	(123,038)	(124,745)
Deferred tax assets, net	-	-
Deferred tax liabilities：
Identifiable intangible assets arising from acquisition of Cheche Insurance (Note 8)	(1,488)	(963)
Deferred tax liabilities	(1,488)	(963)

According to PRC tax regulations, the PRC enterprise’s net operating loss can be generally carried forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than ten years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. The Group will re-apply for the HNTE certificate when the prior certificate expires in the foreseeable future.

Total net operating losses carryforwards of the Group’s subsidiaries in PRC is RMB538.24 million as of December 31, 2025. As of December 31, 2025, the net operating loss carryforwards from PRC will expire in calendar years 2026 through 2035, if not utilized.

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of valuation allowance for the years presented:

	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Balance at the beginning of the year	(163,233)	(147,424)	(123,038)
(Additions)/Reversals	15,809	24,386	(1,707)
Balance at end of the year	(147,424)	(123,038)	(124,745)

c) Withholding income tax

The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if all the requirements are satisfied.

11. Taxation (Continued)

c) Withholding income tax (Continued)

To the extent that subsidiaries, VIE and subsidiaries of VIE of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2024 and 2025, the Company did not record any such withholding tax of its subsidiaries, VIE and subsidiaries of VIE in the PRC as they are still in accumulated deficit position.